Warrants	12 Months Ended
Jun. 30, 2026
Warrants
Warrants

7.	Warrants

The Company issued 3,741,116 warrants in connection with the $2,000,000 common stock sale on June 11, 2026. The warrant agreements contained certain terms and conditions that did not meet equity classification. As a result, the warrants were classified as derivative financial instruments. The warrants were exercised on June 23, 2026.

During the fiscal year June 30, 2025, the Company issued 1,195,220 warrants and 55,777 warrants, to a new investor and the placement agent, respectively. All of these warrants were subsequently bought back by the Company within the fiscal year ended June 30, 2025, which had generated a gain on change of fair value of warrants of $2,042,942 and a loss on extinguishment of warrants of $285,346.

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the years ended June 30, 2026 and 2025:

	For the Years Ended
	June 30, 2026	June 30, 2025
Warrant derivatives	$66,754	$-
Loss on issuance of derivative	(1,510,307)	-
Total gain (loss)	$(1,443,553)	$-

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. The Company has selected the Monte Carlo Simulation Model, which approximates the Monte Carlo Simulations, a valuation technique to fair value the warrant derivatives because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving warrant derivatives. Such assumptions include, among other inputs, interest risk assumptions, credit risk assumptions and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Monte Carlo Simulation Model technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators.

Significant inputs and results arising from the Monte Carlo Simulation process are as follows for the warrant derivatives that are classified in liabilities:

Issuance Date June 11, 2026 Warrants
Quoted market price on valuation date	$0.08277
Effective contractual conversion rates	$0.23184
Contractual term to maturity	0.0794 Year
Market volatility:
Volatility	72.45%
Risk-adjusted interest rate	3.72%

The following table reflects the issuances of warrant derivatives and changes in fair value inputs and assumptions related to the warrant derivatives as of June 30, 2026 and 2025.

	Year Ended June 30, 2026	Year Ended June 30, 2025
Balances at beginning of period	$-	$-
Issuances:
Warrant derivatives	3,134,778	-
Changes in fair value inputs and assumptions reflected in income	(66,754)	-
Extinguishments:	-	-
Exercise of warrants	(3,068,024)	-
Balances at end of period	$-	$-

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS